Aug. 10, 2023

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated August 10, 2023 to the Prospectus dated April 28, 2023 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Feb/Aug

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for each Fund:

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug
1.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug

Share Class	Par Up Rate* (As of August 10, 2023)
Prior to Taking into Account Fund Fees and Expenses
Class 3	70.59%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug
2.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug

Share Class	Par Up Rate* (As of August 10, 2023)
Prior to Taking into Account Fund Fees and Expenses
Class 3	75%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Share Class	Par Down Rate*
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug
3.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Feb/Aug

Share Class	Trigger Rate (As of August 10, 2023)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	5.74%	5.20%

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug
4.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug

Share Class	Spread (As of August 10, 2023)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	1.63%	2.63%

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug
5.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug

Share Class	Par Up Rate* (As of August 10, 2023)
Prior to Taking into Account Fund Fees and Expenses
Class 3	76.19%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Share Class	Floor
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	10.89%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug
6.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug

Share Class	Cumulative Index Cap* (As of August 10, 2023)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	12%	10.88%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Investors should retain this supplement for future reference.